CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 516,607	$ 74,206	¥ 258,940
Restricted cash	8,239	1,183	286,270
Short-term investments	11,005	1,581
Accounts receivable	2,872	413	23,687
Inventories	196,067	28,163	585,672
Prepayments and other current assets	206,020	29,593	186,737
Income tax receivable			27,054
Amounts due from related parties			68
Total current assets	940,810	135,139	1,368,428
Non-current assets:
Property, equipment and software	22,602	3,247	27,926
Right-of-use assets, net	22,764	3,270
Other non-current assets	5,250	754	6,340
Total non-current assets	50,616	7,271	34,266
Total assets	991,426	142,410	1,402,694
Current liabilities：
Short-term debts	99,903	14,350	1,049,011
Accounts payable	99,050	14,228	47,240
Notes payable	27,462	3,945
Contract liabilities	8,288	1,190	6,904
Income tax payable			609
Accrued liabilities and other current liabilities	40,691	5,845	57,952
Lease liabilities, current	9,838	1,413
Total current liabilities	285,232	40,971	1,161,716
Non-current liabilities:
Lease liabilities, non-current	13,399	1,925
Total liabilities	298,631	42,896	1,161,716
Contingencies (Notes 19)
Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,000,000,000 and 2,372,222,222 shares issued, 1,948,376,000 and 2,350,123,270 (including 1,993,498,826 Class A and 356,624,444 Class B) shares outstanding as of December 31, 2018 and 2019, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Additional paid-in capital	1,631,609	234,366	154,970
Statutory reserves	97,307	13,977	97,307
Accumulated other comprehensive loss	(55,542)	(7,978)	(65,230)
Retained earnings (accumulated deficit)	(980,579)	(140,851)	53,931
Total shareholders’ equity	692,795	99,514	240,978
Total liabilities and shareholders’ equity	¥ 991,426	$ 142,410	¥ 1,402,694